COMMON STOCK PURCHASE WARRANTS	9 Months Ended
Sep. 30, 2025
ALTANINE, INC. [Member]
Class of Warrant or Right [Line Items]
COMMON STOCK PURCHASE WARRANTS

Note 10: Common Stock Purchase Warrants

Common stock purchase warrants were issued in consideration of a line of credit facility provided by an affiliated entity (note 6). The warrants were measured at fair value on the grant date and were classified as deferred financing costs in the consolidated balance sheets. The warrants were classified and measured as a liability at the grant date pursuant to the guidance in ASC 480, Distinguishing Liabilities from Equity, due to the presence of a cash redemption feature that was not solely within the Company’s control. The Company initially issued 2,500,000 warrants at a strike price of $1,20, which was subsequently amended to 7,500,000 warrants at a strike price of $0.40 following a 3-for-1 split of its issued and outstanding shares of common stock on July 8, 2024.

Subsequently, the deferred financing costs are amortized as interest expense over the commitment period of the line of credit. The Company measured the fair value of common stock purchase warrants using the Black-Scholes option pricing method.

On September 25, 2025, the Company issued an aggregate of 3,274,648 shares of common stock following the cashless exercise of liability-classified warrants (see note 8). Prior to such exercise, the warrant liability was remeasured to its fair value, and the resulting loss of $1.7 million was recognized in earnings. Upon the cashless exercise, the warrant liability was reclassified to equity at the remeasured fair value of the warrant liability. The Company did not received any cash proceeds from such exercise.

The following table summarizes the changes in the Company’s warrants for the nine months ended September 30, 2025:

	Number of warrants	Weighted average remaining life (years)	Weighted average exercise price
Warrants outstanding, December 31, 2024	7,500,000	9.2	$0.40
Issued	-	-	-
Exercised (cashless)	(7,500,000)	-	-
Warrants outstanding, September 30, 2025	-	-	$-
Warrants exercisable, September 30, 2025	-	-	$-